INCOME TAXES (Details) - NEONC TECHNOLOGIES HOLDINGS, INC. - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses	$ 8,398,192	$ 5,452,848
Share based compensation	2,405,371	2,405,371
Interest expense	87,260	849,349
Deferred research and development costs	1,230,953	614,609
Accrued wages	205,765	305,548
Accrued litigation cots	1,299,550	1,288,000
Deferred revenue and other	37,940	37,940
Total deferred tax assets	13,665,031	10,953,665
Valuation allowance	(13,665,031)	(10,953,665)
Deferred tax asset, net of valuation allowance